RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended		44 Months Ended	1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended		20 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended				6 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 29, 2012 Minimum [Member]	Feb. 29, 2012 Maximum [Member]	Jun. 30, 2010 Ensisheim Partners Llc [Member]	Dec. 31, 2009 Ensisheim Partners Llc [Member]	Dec. 31, 2012 Ensisheim Partners Llc [Member]	Dec. 31, 2009 Ensisheim Partners Llc [Member]	Dec. 31, 2010 Ensisheim Partners Llc [Member]	Jun. 30, 2010 Ensisheim Partners Llc [Member] Royalty Payments Expense [Member]	Dec. 31, 2010 Robert L.Kelly [Member]	Dec. 31, 2011 Dr.Hunkapiller [Member] Stock Option and Incentive Plan 2010 [Member]	Oct. 11, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Mar. 31, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Dec. 31, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Jul. 30, 2012 Board Of Directors Chairman and Chief Executive Office [Member]	Mar. 31, 2011 Board Of Directors Chairman and Chief Executive Office [Member]	Nov. 03, 2010 Board Of Directors Chairman and Chief Executive Office [Member]	Jun. 30, 2010 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	May 16, 2011 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	May 26, 2009 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note One [Member]	Mar. 31, 2011 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Jun. 30, 2010 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Dec. 31, 2010 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	May 19, 2011 Board Of Directors Chairman and Chief Executive Office [Member] Promissory Note Two [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member] Prior To Reverse Stock Split [Member]	Dec. 31, 2012 Chief Executive Officer [Member] Research and Development Expense [Member]	Dec. 31, 2010 Former President [Member]	Dec. 31, 2012 Chief Scientific Officer [Member]	Dec. 31, 2010 Chief Scientific Officer [Member]	Dec. 31, 2010 Chief Scientific Officer [Member] Prior To Reverse Stock Split [Member]	Dec. 31, 2012 Chief Scientific Officer [Member] Research and Development Expense [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Scientific Officer [Member]	Dec. 31, 2011 Chief Executive Officer and Chief Scientific Officer [Member] Research and Development Expense [Member]	Dec. 31, 2012 Employees and Officers [Member]	Dec. 31, 2011 Employees and Officers [Member] Stock Option and Incentive Plan 2010 [Member]	Dec. 31, 2012 Employees and Officers [Member] Non-Qualified Stock Options Were Granted Under The 2010 Plan [Member]	Dec. 31, 2011 Employees and Officers [Member] Non-Qualified Stock Options Were Granted Under The 2010 Plan [Member]	Dec. 31, 2012 Employees and Officers [Member] Non Qualified Stock Options Were Granted Outside Of 2010 Plan [Member]	Dec. 31, 2011 Non-Employee Director [Member] Stock Option and Incentive Plan 2010 [Member] Stock Option One [Member]	Dec. 31, 2012 Non-Employee Director [Member] Stock Option and Incentive Plan 2010 [Member] Stock Option Two [Member]
Short-term Debt																						$ 5,000
Debt Instrument, Interest Rate, Stated Percentage																			10.00%	10.00%				10.00%
Debt Instrument, Maturity Date																				Dec. 31, 2010
Interest Payable, Current	0	0	0																		439					8,959
Debt Instrument, Face Amount																								100,000
Loan Processing Fee																							4,000	4,000	4,000
Line of Credit Facility, Maximum Borrowing Capacity																	500,000		500,000
Line of Credit Facility, Interest Rate During Period																12.00%
Line of Credit Facility, Current Borrowing Capacity																79,300		140,000
Line of Credit Facility, Accrued Interest														1,440				6,093
Line of Credit Facility, Periodic Payment, Principal														79,300	5,078
Exclusive License Agreement, Royalty Percentage									2.00%
Exclusive License Agreement, Minimum Royalty									12,500
Exclusive License Agreement, Minimum Royalty Increased									25,000
Patents Expenses								0		16,250
Other Operating Income											12,500
Operating Lease Annual Rent							13,200
Operating Leases, Rent Expense						6,600	248
Security Deposit Related to Lease							1,100		1,100
Security Deposit Refund								1,100
Annual Base Salary																												360,000			350,000		250,000
Consulting Expense												30,000
Salaries and Bonus																											322,590			161,295		243,554			243,554	693,048	492,095
Modified Annual Base Salary																												250,000					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	447,757												45,000															250,000	565,830				100,000	226,332					219,000	228,000		200,000	200,000	19,757
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights													(i) 11,250 option shares shall vest ninety (90) days after the date of grant; (ii) 11,000 option shares shall vest one hundred and eighty (180) days after the date of grant; (iii) 11,500 option shares shall vest two hundred and seventy (270) days after the date of grant; (iv) 11,250 option shares shall vest three hundred and sixty (360) days after the date of grant.															25% (or 62,500 shares) vested on December 31, 2010 with the remaining 75% (or 187,500 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company.					25% (or 25,000 shares) vested on December 31, 2010 with the remaining 75% (or 75,000 shares) to vest in equal quarterly installments over the next three years so long as the executive remains employed with the company.						(i) twenty-five percent (25%) of the underlying shares on the first anniversary of the date of grant; and (ii) one-forty eighth (1/48) of the underlying shares monthly thereafter.	(i) twenty-five percent (25%) of the underlying shares on the first anniversary of the date employment commence; and (ii) one-sixteenth (1/16) of the underlying shares quarterly thereafter.			(i) 80,000 option shares shall vest on September 1, 2011; (ii) 30,000 options shares shall vest on December 1, 2011; (iii) 30,000 options shares shall vest on March 1, 2012; (iv) 30,000 options shares shall vest on June 1, 2012; (v) 30,000 options shares shall vest on September 1, 2012.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,051,636	608,000	1,051,636																									62,500					25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expected to Vest, Outstanding Number																												187,500					75,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term													10 years															5 years					5 years						10 years	10 years		10 years	10 years	10 years
Share-based Compensation	121,812	140,056	292,264																																					121,812	140,056
Weighted-Average Exercise Price Per Share, Granted (in dollars per share)	$ 4.26																											$ 5.00					$ 5.00						$ 1.25	$ 4.24		$ 4.11	$ 1.25	$ 6.00
Offer Price Per Share				$ 5.00	$ 7.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions Expected Forfeiture Rate, Description																																						0.00% for the first year after the grant date, and 96.35% for every three months thereafter.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 1,150,416	$ 329,053	$ 1,150,416